Commissions and Fee Income - Disaggregation of revenues by product type and business segment - based on IFRS 15 (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022 [1]	Jun. 30, 2023	Jun. 30, 2022 [2]
Total Consolidated Segments [Domain Member]
Major type of services: [Abstract]
Commissions for administration	€ 130	€ 135	€ 255	€ 265
Commissions for assets under management	1,008	1,009	1,955	2,032
Commissions for other securities	132	163	243	286
Underwriting and advisory fees	260	341	613	835
Brokerage Fees	318	390	698	894
Commissions for local payments	366	362	732	730
Commissions for foreign commercial business	118	145	251	288
Commissions for foreign currency/exchange business	3	6	5	12
Commissions for loan processing and guarantees	296	315	584	595
Intermediary fees	93	145	181	344
Fees for sundry other customer services	169	188	335	379
Total fee and commissions income	2,894	3,200	5,853	6,658
Gross expense	(573)	(699)	(1,185)	(1,401)
Net fees and commissions	2,321	2,502	4,669	5,257
Corporate Bank [Member]
Major type of services: [Abstract]
Commissions for administration	52	57	102	112
Commissions for assets under management	4	5	9	10
Commissions for other securities	122	151	223	262
Underwriting and advisory fees	7	7	23	19
Brokerage Fees	5	4	10	11
Commissions for local payments	116	119	237	236
Commissions for foreign commercial business	116	120	239	237
Commissions for foreign currency/exchange business	2	5	3	10
Commissions for loan processing and guarantees	155	157	309	299
Intermediary fees	6	1	12	6
Fees for sundry other customer services	73	69	148	139
Total fee and commissions income	660	696	1,316	1,341
Investment Bank [Member]
Major type of services: [Abstract]
Commissions for administration	12	7	25	13
Commissions for assets under management	0	0	0	0
Commissions for other securities	0	0	0	0
Underwriting and advisory fees	247	336	583	832
Brokerage Fees	69	82	139	149
Commissions for local payments	0	0	1	2
Commissions for foreign commercial business	3	8	13	14
Commissions for foreign currency/exchange business	0	0	0	0
Commissions for loan processing and guarantees	87	72	159	130
Intermediary fees	0	1	0	1
Fees for sundry other customer services	70	90	122	173
Total fee and commissions income	487	596	1,042	1,315
Private Bank [Member]
Major type of services: [Abstract]
Commissions for administration	64	67	122	132
Commissions for assets under management	100	90	187	193
Commissions for other securities	9	12	20	24
Underwriting and advisory fees	4	3	10	6
Brokerage Fees	234	283	543	696
Commissions for local payments	251	242	494	485
Commissions for foreign commercial business	6	19	12	39
Commissions for foreign currency/exchange business	1	1	2	2
Commissions for loan processing and guarantees	53	83	115	162
Intermediary fees	86	142	164	330
Fees for sundry other customer services	(4)	0	6	3
Total fee and commissions income	804	941	1,674	2,072
Asset Management [Member]
Major type of services: [Abstract]
Commissions for administration	4	4	7	9
Commissions for assets under management	904	914	1,759	1,829
Commissions for other securities	0	0	0	0
Underwriting and advisory fees	0	0	0	0
Brokerage Fees	10	20	15	36
Commissions for local payments	0	0	0	0
Commissions for foreign commercial business	0	0	0	0
Commissions for foreign currency/exchange business	0	0	0	0
Commissions for loan processing and guarantees	0	0	0	0
Intermediary fees	0	0	0	0
Fees for sundry other customer services	29	29	57	62
Total fee and commissions income	947	967	1,838	1,937
Corporate & Other [Member]
Major type of services: [Abstract]
Commissions for administration	(1)	(1)	(1)	(1)
Commissions for assets under management	0	0	0	0
Commissions for other securities	0	0	0	0
Underwriting and advisory fees	3	(6)	(3)	(22)
Brokerage Fees	0	1	(9)	1
Commissions for local payments	0	1	0	7
Commissions for foreign commercial business	(7)	(1)	(13)	(2)
Commissions for foreign currency/exchange business	0	0	0	0
Commissions for loan processing and guarantees	1	2	0	3
Intermediary fees	1	2	5	6
Fees for sundry other customer services	1	0	2	2
Total fee and commissions income	€ (3)	€ (1)	€ (17)	€ (6)

[1]	Prior years’ comparatives aligned to segmental presentation in the current year
[2]	Prior years’ comparatives aligned to segmental presentation in the current year